VIA EDGAR		January 29, 2008

Re:

Emerging Market Debt Portfolio, Strategic Income Portfolio, Income Portfolio and Income Builder Portfolio (the “New Portfolios”) of BlackRock Funds II (Registration Statement File Nos. 333-143524 and 811-22061)

Mr. John Ganley
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-0505

Dear Mr. Ganley:

On behalf of BlackRock Funds II (the “Fund”), we hereby submit for filing by direct electronic transmission pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 3 (the “Post-Effective Amendment”) to the Fund’s Registration Statement on Form N-1A.

This filing amends certain information contained in Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (the “SEC”) on November 15, 2007 (which filing registered various share classes of each of the New Portfolios) in response to comments from the Staff of the SEC.  This Post-Effective Amendment also includes certain other non-material revisions and certain exhibits.  Also, please note that the statement of additional information (“SAI”) for the Emerging Market Debt Portfolio has been combined with the SAI for the other bond portfolios of the Fund.

The Fund represents that this Post-Effective Amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

In addition, this letter serves as the Fund’s response to your comments on Post-Effective Amendment No. 1.  For ease of reference, we have repeated each comment, followed by the Fund’s response.

Comments Applicable to All New Portfolios

Prospectuses

Comment 1: How to Find the Information You Need About BlackRock Funds II: This section is not permissible in a single fund prospectus.  In a multi-fund prospectus, you may include explanatory information about the structure of the prospectus but no substantive disclosure on strategies, risks, etc.

Response: The Fund has deleted this section in the single fund prospectus (Emerging Market Debt, Strategic Income) and modified the disclosure per the Staff’s comment in the Income and Income Builder prospectuses.

 Comment 2: Primary Investment Strategies: Each New Portfolio has disclosure stating: “As part of its normal operations, the fund may also hold high quality money market securities pending investments or when it expects to need cash to pay redeeming shareholders. The fund will not deviate from its normal strategies if it holds these securities pending investments.” This is not a primary strategy and should be deleted from this section.

Response: The Fund has deleted this disclosure in each prospectus.

Comment 3: Key Risks: Overall, this section is too long.  To the extent possible, risks should be summarized and more detail provided elsewhere.  The Staff suggests adding headings to risk factors to make the section more user-friendly.

Response: The Fund acknowledges the Staff’s comment.  BlackRock anticipates revising all of its mutual fund prospectuses in the near future and when it does so it will undertake a thorough review of the formatting and length of its risk disclosure.  With respect to the prospectuses for the New Portfolios, the Fund has added headings to the risk factors.

Comment 4: Shareholder Fees Table: Add a line item for Redemption Fees for all funds and footnote it to disclose the wire fee for redemptions and the fee for overnight check mailing disclosed later in the prospectus.

Response: The Fund believes it is unnecessary (and potentially confusing to investors) to add a redemption fee line item for funds that have no such fee.  However, the Fund will add a footnote to the table itself that discloses the fees at issue.

Comment 5: Annual Fund Operating Expenses Table: the line item “Advisory Fees” should be “Management Fees”.

Response: The Fund has revised the disclosure as requested.

Comment 6: Fund Management: Clarify portfolio manager experience over the last five years.  Describe the role of each person on the management team more specifically.

Response: The Fund has revised the disclosure as requested.

Statements of Additional Information

Comment 7:  Disclosure of Portfolio Holdings-Ongoing Arrangements:  (i) Update the list of entities to whom information is provided as of a more recent date, (ii) add disclosure that portfolio holdings are provided to Deloitte & Touche LLP as need arises and (iii) for entities for which the information is not already provided, identify the frequency with which information is provided and any lag between the date of the information and when it is provided.

Response: The Fund has revised the disclosure as requested.

Comment 8: Portfolio Manager Compensation-Discretionary Compensation: (i) Be more specific with respect to the benchmarks applicable to each portfolio manager and (ii) specify the time period over which performance is measured in the statement “Performance is measured on both a pre-tax and after-tax basis over various time periods.”

Response: With respect to (i), for any given portfolio manager, there could be a wide variety of benchmarks used, and it is neither possible nor practical to list all such benchmarks in advance.  The Fund believes its current disclosure is accurate and provides investors with sufficient information regarding the primary benchmarks used.  With respect to (ii), the Fund has revised the disclosure to provide more information regarding applicable time periods.

Comments Applicable to Emerging Market Debt Portfolio

Prospectuses - Primary Investment Strategies

Comment 9: The Staff suggests revising the following disclosure so that it more closely tracks the language in the Rule 35d-1 adopting release. “The fund will invest at least 80% of its assets in fixed income securities issued by governments, their political subdivisions (states, provinces and municipalities), agencies and companies domiciled in, or exercising the predominant part of their economic activity in, emerging markets.”  In addition, explain what criteria will be used to determine what an emerging market issuer is.

Response: The Fund has revised the disclosure as follows: “The fund will invest at least 80% of its assets in fixed income securities issued by governments, their political subdivisions (states, provinces and municipalities), agencies and companies tied economically to emerging markets, and derivatives with economic characteristics similar to such fixed income securities.  The fund considers an issuer tied economically to an emerging market if (1) the issuer is organized under the laws of or maintains its principal place of business in an emerging market country, (2) the issuer’s securities are traded principally in an emerging market country or (3) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country or has at least 50% of its assets in an emerging market country.”

Comment 10: State whether derivatives are included in the fund’s 80% test, and if so revise the disclosure so that it more closely tracks the language in the Rule 35d-1 adopting release.

Response: Derivatives are included (see response to Comment 9).

Comment 11: Add an explanation or examples of “supranational entities”.   Supplementally, disclose whether investments in securities issued by supranational entities count for purposes of the 80% test.

Response: The Fund has revised the disclosure as requested.  The Fund advises the Staff that securities issued by supranational entities do not count for purposes of the 80% test.

Comment 12: Disclose the list of countries included in the JPMorgan Emerging Markets Bond Index Global (EMBIG).

Response: The Fund has revised the disclosure as requested.

Comment 13: Add disclosure about the average maturity or duration of investments. If managed without regard to maturity or duration disclose that.

Response: The Fund has revised the disclosure as requested.

Comment 14: Does the derivatives disclosure belong in the primary investment strategies section?

Response: The Fund believes that the use of various types of derivatives may, depending on market conditions, be a primary strategy.

Key Risks

Comment 15:  The Fund should conform the language in the following risk factor to the language contained in the investment goal regarding long term total return: “While the management team chooses fixed-income securities it believes can provide above-average total returns, there is no guarantee that shares of the fund will not lose value. This means you could lose money.”

Response: The Fund has revised the disclosure as requested.

Comment 16: Mention that credit risk is a particular issue for below investment grade securities.

Response: The Fund has revised the disclosure as requested.

Comments Applicable to Strategic Income Portfolio

Prospectuses

Comment 17: Primary Investment Strategies: Add disclosure about the average maturity or duration of investments. If managed without regard to maturity or duration disclose that.

Response: The Fund has revised the disclosure as requested.

Comment 18: Risks of Underlying Funds and Direct Investments:  Identify which of the underlying fund risks are/are not principal risks of the portfolio.

Response: The Fund has revised the disclosure as requested.

Comments Applicable to Income and Income Builder Portfolios

Prospectuses

Comment 19: Cover Page: “Equity Income Portfolios” functions as a name and is subject to Rule 35d-1.  The portfolios currently do not comply with the rule because 80% of assets are not invested in equity securities.

Response: The Fund has removed all reference to “Equity Income Portfolios”.

Comment 20: Primary Investment Strategies: Add disclosure about the average maturity or duration of investments. If managed without regard to maturity or duration disclose that.

Response: The Fund has revised the disclosure as requested.

Comment 21: Risks of Underlying Funds and Direct Investments:  Identify which of the underlying fund risks are/are not principal risks of the portfolio.

Response: The Fund has revised the disclosure as requested.

*              *              *

Please note that in each case where one comment discussed above could pertain to another section in the prospectus or SAI, the Fund has made corresponding changes to such other sections of the prospectus or SAI, as appropriate.

We confirm that the “red herring” language appearing on the cover of each Rule 485(a) prospectus and SAI has been removed for the Rule 485(b) filing.

In addition, the Fund hereby acknowledges that:

1. The Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

2. SEC comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the SEC from taking any action with respect to the filing; and

3. The Fund may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Any questions or communications concerning the enclosed materials should be directed to David Wohl of this firm at
212-455-7937.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP
SIMPSON THACHER & BARTLETT LLP

Enclosures